Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	₩ 197,179	₩ 195,272
Increase (transfer)	48,219	57,338
Usage	(26,300)	(41,396)
Reversal	(16,024)	(14,035)
Change in scope of consolidation	(44)
Ending balance	203,030	197,179
Current	78,172	96,485
Non-current	124,858	100,694
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	19,038	17,524
Increase (transfer)	3,842	3,392
Usage	(1,740)	(640)
Reversal	(2,834)	(1,238)
Ending balance	18,306	19,038
Current	17,238	18,988
Non-current	1,068	50
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	101,312	91,827
Increase (transfer)	2,827	13,653
Usage	(2,178)	(3,378)
Reversal	(1,723)	(790)
Change in scope of consolidation	(22)
Ending balance	100,216	101,312
Current	1,766	2,334
Non-current	98,450	98,978
Others [member]
Disclosure of other provisions [line items]
Beginning balance	76,829	85,921
Increase (transfer)	41,550	40,293
Usage	(22,382)	(37,378)
Reversal	(11,467)	(12,007)
Change in scope of consolidation	(22)
Ending balance	84,508	76,829
Current	59,168	75,163
Non-current	₩ 25,340	₩ 1,666